Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Unearned Employee Stock Ownership Plan Shares [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2017	$ 91	$ 50,623	$ 91,448	$ (957)	$ (2,030)	$ (58,357)	$ 80,818
Net income			8,236				8,236
Other comprehensive income (loss)				(69)			(69)
Reclassification due to adjustments for equity securities as required by ASU 2016-01			70	(70)			0
Stock warrants purchased		(6,453)					(6,453)
Exercise of stock warrants		(4,168)				4,168	0
Exercise of stock options		(145)				145	0
Tax benefits of exercised stock options		64					64
Stock compensation expense		17					17
Restricted stock awards		(188)				188	0
Amortization of restricted stock awards		134					134
Earned employee stock ownership plan shares		206			194		400
Balance at Dec. 31, 2018	91	40,090	99,754	(1,096)	(1,836)	(53,856)	83,147
Net income			7,793				7,793
Other comprehensive income (loss)				1,142			1,142
Stock compensation expense		1					1
Restricted stock awards		(143)				143	0
Amortization of restricted stock awards		187					187
Earned employee stock ownership plan shares		230			193		423
Stock awards withheld for tax withholding						(45)	(45)
Balance at Dec. 31, 2019	91	40,365	107,547	46	(1,643)	(53,758)	92,648
Net income			10,302				10,302
Other comprehensive income (loss)				1,236			1,236
Restricted stock awards		(268)				268	0
Amortization of restricted stock awards		238					238
Earned employee stock ownership plan shares		145			193		338
Stock awards withheld for tax withholding						(60)	(60)
Stock repurchases						(1,450)	(1,450)
Balance at Dec. 31, 2020	$ 91	$ 40,480	$ 117,849	$ 1,282	$ (1,450)	$ (55,000)	$ 103,252